Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Strategic Macro Fund

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Short-Term Conservative Income Fund

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Strategic Income Fund

Goldman Sachs Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Short Duration Income Fund

Goldman Sachs Dynamic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Short Duration Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Strategic Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Strategic Macro Fund

Goldman Sachs Long Short Credit Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Short-Term Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short-Term Conservative Income Fund